Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories.
Schedule of inventory

	December 31,
	2021	2020
Raw materials
Cannabis	$77,694	$17,452
Non-Cannabis	20,104	11,251
Total raw materials	97,798	28,703

Work-in-process	91,001	70,540
Finished goods	71,195	38,101
Fair value adjustment to inventory related to biological assets	133,311	63,828
Transferred to assets held for sale	(2,110)	(3,181)
Inventories, net	$391,195	$197,991